Derivative Instruments (Derivative Contracts) (Detail) (USD $)																						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl	Mar. 31, 2014 Crude Oil Swap Derivative Instrument 1 bbl	Dec. 31, 2013 Crude Oil Swap Derivative Instrument 1 bbl		Mar. 31, 2014 Crude Oil Swap Derivative Instrument 2 bbl	Dec. 31, 2013 Crude Oil Swap Derivative Instrument 2 bbl		Mar. 31, 2014 Crude Oil Swap Derivative Instrument 3 bbl	Dec. 31, 2013 Crude Oil Swap Derivative Instrument 3 bbl		Mar. 31, 2014 Crude Oil Swap Derivative Instrument 4 bbl	Dec. 31, 2013 Crude Oil Swap Derivative Instrument 4 bbl		Mar. 31, 2014 Crude Oil Swap Derivative Instrument 5 bbl	Dec. 31, 2013 Crude Oil Swap Derivative Instrument 5 bbl		Mar. 31, 2014 Crude Oil Swap Derivative Instrument 6 bbl	Dec. 31, 2013 Crude Oil Swap Derivative Instrument 6 bbl		Mar. 31, 2014 Crude Oil Swap Minimum Derivative Instrument 1	Dec. 31, 2013 Crude Oil Swap Minimum Derivative Instrument 1	Mar. 31, 2014 Crude Oil Swap Minimum Derivative Instrument 2	Dec. 31, 2013 Crude Oil Swap Minimum Derivative Instrument 2	Mar. 31, 2014 Crude Oil Swap Minimum Derivative Instrument 3	Dec. 31, 2013 Crude Oil Swap Minimum Derivative Instrument 3	Mar. 31, 2014 Crude Oil Swap Minimum Derivative Instrument 4	Dec. 31, 2013 Crude Oil Swap Minimum Derivative Instrument 4	Mar. 31, 2014 Crude Oil Swap Minimum Derivative Instrument 5	Dec. 31, 2013 Crude Oil Swap Minimum Derivative Instrument 5	Mar. 31, 2014 Crude Oil Swap Minimum Derivative Instrument 6	Dec. 31, 2013 Crude Oil Swap Minimum Derivative Instrument 6	Mar. 31, 2014 Crude Oil Swap Maximum Derivative Instrument 1	Dec. 31, 2013 Crude Oil Swap Maximum Derivative Instrument 1	Mar. 31, 2014 Crude Oil Swap Maximum Derivative Instrument 2	Dec. 31, 2013 Crude Oil Swap Maximum Derivative Instrument 2	Mar. 31, 2014 Crude Oil Swap Maximum Derivative Instrument 3	Dec. 31, 2013 Crude Oil Swap Maximum Derivative Instrument 3	Mar. 31, 2014 Crude Oil Swap Maximum Derivative Instrument 4	Dec. 31, 2013 Crude Oil Swap Maximum Derivative Instrument 4	Mar. 31, 2014 Crude Oil Swap Maximum Derivative Instrument 5	Dec. 31, 2013 Crude Oil Swap Maximum Derivative Instrument 5	Mar. 31, 2014 Crude Oil Swap Maximum Derivative Instrument 6	Dec. 31, 2013 Crude Oil Swap Maximum Derivative Instrument 6
Derivative [Line Items]
Term																						2012-07	2013-01	2011-07	2011-07	2014-01	2014-01	2014-01	2014-01	2015-01	2015-01	2013-09	2013-01	2015-12	2015-12	2015-12	2015-12	2014-12	2014-12	2014-12	2014-12	2015-12	2015-12	2014-12	2014-12
Monthly Volumes Bbls		3,824.9	1,546.3	1,514	1,600	[1]	2,679	2,625	[1]	1,375	1,369	[1]	1,900	1,900	[1]	5,800	5,800	[1]	3,000	3,000	[1]
Price/Bbl				76.74	76.74		83.70	83.70		90.25	90.25		96.00	96.00		88.55	88.55		95.15	95.15
Fair Value	$ (1,420,640)	$ (1,351,350)		$ (581,654)	$ (662,068)		$ (521,438)	$ (523,560)		$ (95,729)	$ (100,150)		$ (34,067)	$ (8,208)		$ (111,012)	$ (13,804)		$ (76,740)	$ (43,560)

[1]	Monthly volumes are the weighted average throughout the period.